As filed with the Securities and Exchange Commission on

                                 April 25, 2002
                                                      Registration No. 333-84778

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       ____ PRE-EFFECTIVE AMENDMENT NO.__

                         X  POST-EFFECTIVE AMENDMENT NO.  1
                       ----                              ---

                        (Check appropriate box or boxes)

                                 ---------------
                                  AMSOUTH FUNDS
               (Exact Name of Registrant as Specified in Charter)
                                3435 Stelzer Road
                               Columbus, OH 43219
                    (Address of principal executive offices)
               Registrant's telephone number, including area code:
                                 1-800-451-8382
                                 ---------------

                     Name and address of agent for service:
                                 J. David Huber
                                  AmSouth Funds
                                3435 Stelzer Road
                               Columbus, OH 43219

                                   Copies to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

                                 ---------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

Title of securities being offered:  Units of beneficial interest.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

                                  AMSOUTH FUNDS

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:


Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders *

Notice of Special Meeting of Shareholders *

Part A - Combined Prospectus and Proxy Statement*
            Appendix A *
            Appendix B-1*
            Appendix B-2
            Appendix C

Part B - Statement of Additional Information *

Part C - Other Information

Signature Pages

Exhibits


* Previously filed and incorporated herein by reference to the Registrant's Registration Statement on Form N-14, Registration No. 333-84778, filed with the Securities and Exchange Commission on March 22, 2002, Edgar Accession Number 0000898432-02-000206.

The sole purpose of this filing is to include Appendix B-2 and Appendix C to the Registrant's Combined Prospectus and Proxy Statement.

                                                                    APPENDIX B-2



MANAGEMENT DISCUSSION OF FUNDS' PERFORMANCE

The following information was provided by the Semi-Annual Report to Shareholders of AmSouth Funds ("Semi-Annual Report") for the period ended January 31, 2002. The Management Discussion found in the Semi-Annual Report is as follows:


AMSOUTH GROWTH FUND


PORTFOLIO MANAGER

Dennis A. Johnson, CFA
President and Chief Investment Officer
Peachtree Asset Management (sub-advisor)

Dennis has a B.S. in economics and an M.S. in finance. His 20 years of investment experience are backed by an investment team with an average of nine years of experience.

PORTFOLIO MANAGER'S PERSPECTIVE

"The AmSouth Growth Fund uses a well-defined and rigorously proven investment process to select domestic large-capitalization growth stocks. We buy companies we feel can sustain above-average growth in operating earnings per share. We sell a stock when we feel it is overvalued or when it experiences sustained deterioration in its earnings or fundamentals."

Q. HOW DID THE FUND PERFORM DURING THE PERIOD?

A. For the six months ended January 31, 2002, the AmSouth Growth Fund produced a total return of -8.91% (Class A Shares at NAV).(1) In comparison, the S&P 500 Stock Index(2) produced a -6.01% return.


-----------------
(1) With the maximum sales charge of 5.50%, the Fund's six-month, 1 Year and Since Inception returns were -13.94%, -34.19% and -2.14%, respectively. The total returns less than one year are aggregate returns, total returns over one year are annualized.

(2) The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services.

Investors cannot invest directly in an index, although they can invest in its underlying funds or securities.

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

Our main reason for underperforming our benchmark was due to a very difficult environment in the month of September. Going into September, the portfolio was positioned with above-average weighting in technology, financial and consumer cyclical stocks, and these sectors had a particularly rough time following the events of September 11. In turn, so did the Fund.

While we had our highest sector weightings in technology, financials, and consumer cyclicals, we were also well diversified within those sectors. Two elements that all of the companies we own in these sectors have in common are a cyclical recovery taking place in their earnings and attractive stock valuations. While we are disappointed that our total return during the last six months was below our benchmarks, we have not abandoned those stocks that we believe offer the best opportunities for outperforming our benchmark.

As of January 31, 2002, the Fund's top five holdings were South Trust Corp. (2.92% of net assets); Bank of America Corp. (2.75%); Intuit, Inc. (2.73%); Dial Corp. (2.71%); and General Motors Corp. (2.55%).*

Q. WHAT IS YOUR OUTLOOK FOR THE NEXT SIX TO 12 MONTHS?

A. Looking ahead, we believe the economy will continue to move toward a recovery, and generating higher growth than what is widely believed by any observers. We feel that this stronger-than-expected economic backdrop will create business trends that are constructive for corporate earnings. Therefore, if the greatest effect is on the earnings of cyclical companies, we feel the stocks in our portfolio should do particularly well.




PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.


---------------
* The Fund's portfolio composition is subject to charge.

AMSOUTH CAPITAL GROWTH FUND


PORTFOLIO MANAGER

Charles E. Winger, Sr., CFA
Senior Vice President
AmSouth Bank
AmSouth Investment Management Company, LLC

Charley has more than 30 years of investment management experience. He earned a Chartered Financial Analyst designation and holds his M.B.A. and a B.A. in psychology from the University of Tennessee.

PORTFOLIO MANAGER'S PERSPECTIVE

"As a growth-oriented fund, the Capital Growth Fund focuses on industry leaders with high earnings per share. We generally look for annual earnings growth of 15% or higher. After identifying strong themes, such as technology or health care, we select companies that have financial strength, good return on equity, reasonable debt-to-equity ratios and strong revenue growth. We apply sell discipline through price targets and downside alerts.

Q. HOW DID THE FUND PERFORM DURING THE PERIOD?

A. For the six months ended January 31, 2002, the AmSouth Capital Growth Fund's total return was -5.16% (Class A Shares at NAV).(3) In comparison, the Lipper Growth Fund Index(4) produced a -7.99% return, and the S&P 500 Stock Index(5) returned -6.01%.

------------------
(3) With the maximum sales charge of 5.50%, the Fund's three-month, six-month, 1 Year, 5 Year and 10 year returns were 5.42%, -10.36%, -26.06%, 7.99% and 10.76%, respectively. The total returns less than one year are aggregate returns, total returns over one year are annualized.

(4) The Lipper Growth Funds Index consists of managed mutual funds that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

(5) The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance does reflect the deduction of fees for these value-added services.

Investors cannot invest directly in an index, although they can invest in its underlying funds or securities.

Q. WHAT FACTORS AFFECTED YOUR PERFORMANCE?

A. We were satisfied with our performance for the six-month period, and especially with the Fund's 11.59% (Class A Shares at NAV)(3) total return over the last three months.

What helped us during the latter half of the period was the strong rally in the technology and retail sectors, both of which dramatically outperformed the overall market. We were substantially overweighted in both groups. We began the period with large technology and retail allocations because we felt confident that these areas would lead an economic recovery. In addition, American corporations had not upgraded their technology resources in quite some time and we felt that renewed capital spending in technology hardware and systems was imminent.

Not surprisingly, of the Fund's top-10 winners for the period, five were in the technology sector and five were in the retail. These stocks included Emulex Corp. (0.59% of net assets); Network Appliance, Inc. (0.59%); L-3 Communications Holdings, Inc. (2.13%); Qlogic Corp. (0.70%), Staples, Inc. (0.44%); Lowe's Companies, Inc. (2.50%); and Chico's FAS, Inc. (1.72%).*

Nevertheless, in January, we began taking profits in technology stocks, as it appeared to us that the sector was overvalued.

As of January 31, 2002, the Fund's top five holdings were SYSCO Corp. (2.79% of net assets); Stryker Corp. (2.72%); Pfizer, Inc. (2.66%); Forest Laboratories, Inc. (2.65%); and Cardinal Health, Inc. (2.63%).*

Q. WHAT IS YOUR OUTLOOK FOR THE NEXT SIX TO 12 MONTHS?

A. Looking ahead, we are optimistic about the stock market. We believe the pullback in the market we have seen since the beginning of 2002 is due in large part to concern over accounting irregularities in Enron and other companies. The market is adjusting, downward, the price-to-earnings ratios of those companies with questionable accounting practices or balance sheets. However we do not anticipate a sharper correction in the broader market. We believe we are in an economic recovery and we feel the stock market will resume its positive advance in the second half of 2002.




PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.


-------------------
*The Fund's portfolio composition is subject to change.

                                   APPENDIX C


                              FINANCIAL HIGHLIGHTS

The following information was provided by the AmSouth Funds Semi-Annual Report to Shareholders for the period ended January 31, 2002. The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the data from 2000-2001 has been audited by Ernst & Young LLP. The information for 1999 and prior years has been audited by other auditors. Ernst & Young LLP's report is incorporated by reference in the AmSouth Funds SAI. The information for the six months ended January 31, 2002 is unaudited.

EQUITY FUNDS
A SHARES
Selected data for a share outstanding throughout the period indicated
                                               Investment Activities                       Less Dividends from
                                        -----------------------------------     ------------------------------------
                                                         Net
                                                      Realized
                                                         and
                                                     Unrealized                                Net                          Net
                            Net Asset       Net        Gains      Total                      Realized                      Asset
                            Value,      Investment    (Losses)    From             Net      Gains from                     Value,
                            Beginning     Income        from      Investment   Investment   Investment       Total         End of
                            Of Period     (Loss)     Investments  Activities     Income     Transactions   Dividends       Period
                            ---------     ------     -----------  ----------     ------     ------------   ---------       ------
GROWTH FUND

Six Months Ended
January 31, 2002 #            $ 7.86       (0.03)        (0.67)     (0.70)         --          --           --             $ 7.16

Year Ended July 31, 2001 +    $14.93       (0.10)        (4.16)     (4.26)         --          (2.81)       (2.81)         $ 7.86

Year Ended July 31, 2000      $14.04       (0.09)         1.53       1.44          --          (0.55)       (0.55)         $14.93

Year Ended July 31, 1999      $11.62       (0.06)         2.57       2.51          --          (0.09)       (0.09)         $14.04

Period Ended
July 31, 1998 (a)(b)          $10.00       (0.03)         1.65       1.62          --          --           --             $11.62

CAPITAL GROWTH FUND

Six Months Ended
January 31, 2002 #            $10.86       (0.03)        (0.53)     (0.56)         --          --           --             $10.30

Year Ended July 31, 2001 +    $14.97       (0.09)        (2.86)     (2.95)         --          (1.16)       (1.16)         $10.86

Period Ended
July 31, 2000 (c)             $14.37       (0.04)         0.64       0.60          --          --           --             $14.97

Year Ended
December 31, 1999 +           $14.20       (0.04)         2.97       2.93          --          (2.76)       (2.76)         $14.37

Year Ended December 31,
1998                          $12.80       (0.01)         3.89       3.88          --          (2.48)       (2.48)         $14.20

Year Ended December 31,
1997                          $11.32        0.06          3.40       3.46          (0.06)      (1.92)       (1.98)         $12.80


#      Unaudited

+      Net investment income (loss) is based on average shares outstanding during the period.

*      Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

^      Not annualized.

^^     Annualized.

(a)    Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A
       Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

(b)    For the period from August 3, 1997 (commencement of operations) through July 31, 1998.

(c)    For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the
       Fund changed its fiscal year end to July 31.

EQUITY FUNDS
A SHARES
Selected data for a share outstanding throughout the period indicated
(Continued)
                                              Ratios (to average net assets)/Supplemental Data
                                          --------------------------------------------------------------
                                                                                                           Net
                                                                                                          Assets,
                                               Net                  Expenses (before     Portfolio        End of
                              Total         Investment       Net      Reductions/         Turnover        Period
                             Return           Income      Expenses   Reimbursements)       Rate*          (000'S)
                             ------           ------      --------   ---------------       -----          -------
GROWTH FUND

Six Months Ended
January 31, 2002 #            (8.91)%^        (0.67)%^^     1.59%^^      1.64%^^             34%          $4,445

Year Ended July 31, 2001 +   (32.44)%         (0.94)%       1.42%        1.55%              161%          $6,312

Year Ended July 31, 2000      10.27%          (0.59)%       1.35%        1.55%              111%         $13,665

Year Ended July 31, 1999      21.76%          (0.50)%       1.23%        1.74%               79%         $14,040

Period Ended
July 31, 1998 (a)(b)          16.20%^         (0.42)%^^     1.40%^^      2.37%^^             77%          $9,720

CAPITAL GROWTH FUND

Six Months Ended
January 31, 2002 #            (5.16)%^        (0.68)%^^     1.32%^^      1.37%^^             63%         $18,383

Year Ended July 31, 2001 +   (21.27)%         (0.67)%       1.30%        1.36%              100%         $19,574

Period Ended
July 31, 2000 (c)              4.18%^         (0.49)%^^     1.32%^^      1.37%^^             91%         $14,137

Year Ended
December 31, 1999 +           21.85%          (0.33)%       1.32%        1.33%              178%         $10,310

Year Ended December 31,
1998                          32.05%          (0.19)%       1.28%        1.29%              152%          $4,631

Year Ended December 31,
1997                          30.79%           0.42%        0.93%        1.18%              116%           $ 858


#      Unaudited

+      Net investment income (loss) is based on average shares outstanding during the period.

*      Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

^      Not annualized.

^^     Annualized.

(a)    Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A
       Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

(b)    For the period from August 3, 1997 (commencement of operations) through July 31, 1998.

(c)    For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the
       Fund changed its fiscal year end to July 31.

                                                               C-2 (continued)

EQUITY FUNDS
B SHARES
Selected data for a share outstanding throughout the period indicated

                                               Investment Activities                       Less Dividends from
                                        -----------------------------------     ------------------------------------
                                                         Net
                                                      Realized
                                                         and
                                                     Unrealized                                Net                          Net
                            Net Asset       Net        Gains      Total                      Realized                      Asset
                            Value,      Investment    (Losses)    From             Net      Gains from                     Value,
                            Beginning     Income        from      Investment   Investment   Investment       Total         End of
                            Of Period     (Loss)     Investments  Activities     Income     Transactions   Dividends       Period
                            ---------     ------     -----------  ----------     ------     ------------   ---------       ------


GROWTH FUND

Six Months Ended
January 31, 2002 #            $  7.58      (0.05)        (0.65)     (0.70)           --        --            --            $  6.88

Year Ended July 31, 2001 +     $14.61      (0.18)        (4.04)     (4.22)           --        (2.81)        (2.81)        $  7.58

Year Ended July 31, 2000       $13.85      (0.19)         1.50       1.31            --        (0.55)        (0.55)         $14.61

Year Ended July 31, 1999       $11.54      (0.12)         2.52       2.40            --        (0.09)        (0.09)         $13.85

Period Ended
July 31, 1998 (a)             $  9.82      (0.06)         1.78       1.72            --        --            --             $11.54

CAPITAL GROWTH FUND

Six Months Ended
January 31, 2002 #             $10.39      (0.07)        (0.50)     (0.57)           --        --            --            $  9.82

Year Ended July 31, 2001 +     $14.46      (0.17)        (2.74)     (2.91)           --        (1.16)        (1.16)         $10.39

Period Ended
July 31, 2000 (b)              $13.93      (0.09)         0.62       0.53            --        --            --             $14.46

Year Ended
December 31, 1999 +            $13.92      (0.14)         2.91       2.77            --        (2.76)        (2.76)         $13.93

Period Ended
December 31, 1998 (c)          $13.10      (0.05)         3.35       3.30            --        (2.48)        (2.48)         $13.92


#      Unaudited

+      Net investment income (loss) is based on average shares outstanding during the period.

*      Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

^      Not annualized.

^^     Annualized.

(a)    For the period from September 3, 1997 (commencement of operations) through July 31, 1998.

(b)    For the period from January 1, 2000 through July 31, 2000.  In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

(c)    For the period from February 5, 1998 (commencement of operations) through December 31, 1998.

(d)    There was no fee reduction in this period.

EQUITY FUNDS
B SHARES
Selected data for a share outstanding throughout the period indicated
(Continued)
                                              Ratios (to average net assets)/Supplemental Data
                                          --------------------------------------------------------------

                                                                                                          Net
                                                                                                         Assets,
                                               Net                  Expenses (before     Portfolio       End of
                              Total         Investment       Net      Reductions/         Turnover       Period
                             Return           Income      Expenses   Reimbursements)       Rate*         (000'S)
                             ------           ------      --------   ---------------       -----         -------

GROWTH FUND

Six Months Ended
January 31, 2002 #             (9.23)%^        (1.43)%^^     2.34%^^      2.39%^^             34%        $4,077

Year Ended July 31, 2001 +    (32.95)%         (1.70)%       2.17%        2.30%              161%        $4,991

Year Ended July 31, 2000        9.46%          (1.34)%       2.10%        2.30%              111%        $9,223

Year Ended July 31, 1999       20.96%          (1.26)%       1.97%        2.48%               79%        $7,463

Period Ended
July 31, 1998 (a)              17.52%^         (1.10)%^^     2.05%^^      3.11%^^             77%        $3,477

CAPITAL GROWTH FUND

Six Months Ended
January 31, 2002 #             (5.49)%^        (1.40)%^^     2.04%^^      2.12%^^             63%        $8,294

Year Ended July 31, 2001 +    (21.77)%         (1.35)%       1.96%        2.11%              100%        $8,967

Period Ended
July 31, 2000 (b)               3.80%^         (1.11)%^^     1.96%^^      2.07%^^             91%        $8,939

Year Ended
December 31, 1999 +            21.11%          (0.93)%       1.92%        1.93%              178%        $7,704

Period Ended
December 31, 1998 (c)          26.86%^         (0.95)%^^     2.04%^^        (d)              152%        $2,854


#      Unaudited

+      Net investment income (loss) is based on average shares outstanding during the period.

*      Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

^      Not annualized.

^^     Annualized.

(a)    For the period from September 3, 1997 (commencement of operations) through July 31, 1998.

(b)    For the period from January 1, 2000 through July 31, 2000.  In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

(c)    For the period from February 5, 1998 (commencement of operations) through December 31, 1998.

(d)    There was no fee reduction in this period.


                                                         C-3 (continued)

FINANCIAL HIGHLIGHTS
EQUITY FUNDS
TRUST SHARES
Selected data for a share outstanding throughout the period indicated.
                                               Investment Activities                       Less Dividends from
                                        -----------------------------------     ------------------------------------
                                                         Net
                                                      Realized
                                                         and
                                                     Unrealized                                Net                          Net
                            Net Asset       Net        Gains      Total                      Realized                      Asset
                            Value,      Investment    (Losses)    From             Net      Gains from                     Value,
                            Beginning     Income        from      Investment   Investment   Investment       Total         End of
                            Of Period     (Loss)     Investments  Activities     Income     Transactions   Dividends       Period
                            ---------     ------     -----------  ----------     ------     ------------   ---------       ------

GROWTH FUND

Six Months Ended
January 31, 2002 #          $ 7.95       (0.02)        (0.68)     (0.70)           --          --           --             $ 7.25

Year Ended July 31,
2001 +                      $15.04       (0.09)        (4.19)     (4.28)           --          (2.81)       (2.81)         $ 7.95

Year Ended July 31, 2000    $14.11       (0.06)         1.54       1.48            --          (0.55)       (0.55)         $15.04

Year Ended July 31, 1999    $11.65       (0.02)         2.57       2.55            --          (0.09)       (0.09)         $14.11

Period Ended July 31,
1998 (a)(b)                 $ 9.55       --             2.10       2.10            --          --           --             $11.65

CAPITAL GROWTH FUND

Six Months Ended
January 31, 2002 #          $10.82       (0.03)        (0.52)     (0.55)           --          --           --             $10.27

Year Ended July 31,
2001 +                      $14.89       (0.06)        (2.85)     (2.91)           --          (1.16)       (1.16)         $10.82

Period Ended
July 31, 2000 (c)           $14.27       (0.02)         0.64       0.62            --          --           --             $14.89

Year Ended
December 31, 1999 +         $14.09       (0.01)         2.95       2.94            --          (2.76)       (2.76)         $14.27

Year Ended December 31,
1998                        $12.69        0.01          3.88       3.89            (0.01)      (2.48)       (2.49)         $14.09

Period ended
December 31, 1997           $14.51        0.02          0.10       0.12            (0.02)      (1.92)       (1.94)         $12.69


#      Unaudited

+      Net investment income (loss) is based on average shares outstanding during the period.

*      Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

^      Not annualized.

^^     Annualized.

(^^)   Represents total return based on the activity of Class A Shares for the period from August 4, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998.  Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 21.99%.

(a)    Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A
       Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

(b)    For the period from August 3, 1997 (commencement of operations) through July 31, 1998.

(c)    For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the
       Fund changed its fiscal year end to July 31.

FINANCIAL HIGHLIGHTS
EQUITY FUNDS
TRUST SHARES
Selected data for a share outstanding throughout the period indicated.
(Continued)
                                              Ratios (to average net assets)/Supplemental Data
                                          --------------------------------------------------------------
                                                                                                        Net
                                                                                                       Assets,
                                               Net                  Expenses (before     Portfolio     End of
                              Total         Investment       Net      Reductions/         Turnover     Period
                             Return           Income      Expenses   Reimbursements)       Rate*       (000'S)
                             ------           ------      --------   ---------------       -----       -------
GROWTH FUND

Six Months Ended
January 31, 2002 #          (8.81)%^          (0.52)%^^     1.44%^^      1.54%^^             34%       $ 7,492

Year Ended July 31,
2001 +                     (32.32)%           (0.79)%       1.27%        1.45%              161%       $10,453

Year Ended July 31, 2000    10.51%            (0.40)%       1.15%        1.37%              111%       $27,499

Year Ended July 31, 1999    22.05%            (0.28)%       0.96%        1.47%               79%       $18,055

Period Ended July 31,
1998 (a)(b)                 16.50%(^^)         0.00%^^      0.99%^^      2.05%^^             77%       $ 2,824

CAPITAL GROWTH FUND

Six Months Ended
January 31, 2002 #          (5.08)%^          (0.51)%^^     1.15%^^      1.27%^^             63%      $286,553

Year Ended July 31,
2001 +                     (21.11)%           (0.50)%       1.11%        1.26%              100%      $299,177

Period Ended
July 31, 2000 (c)            4.36%^           (0.26)%^^     1.11%^^      1.22%^^             91%      $298,771

Year Ended
December 31, 1999 +         22.09%            (0.09)%       1.07%        1.08%              178%      $241,810

Year Ended December 31,
1998                        32.40%             0.07%        1.02%        1.03%              152%      $173,542

Period ended
December 31, 1997            0.88%^            0.80%^^      0.58%^^      0.99%^^            116%      $141,761

#      Unaudited

+      Net investment income (loss) is based on average shares outstanding during the period.

*      Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

^      Not annualized.

^^     Annualized.

                                                         C-4 (continued)

(^^)   Represents total return based on the activity of Class A Shares for the period from August 4, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998.  Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 21.99%.

(a)    Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A
       Shares or Trust Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.

(b)    For the period from August 3, 1997 (commencement of operations) through July 31, 1998.

(c)    For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the
       Fund changed its fiscal year end to July 31.

                                  AMSOUTH FUNDS
                                     Part C

ITEM 15. INDEMNIFICATION

         The  information  required by this item is incorporated by reference to
Item 25 of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (File No. 811-5551).

ITEM 16. EXHIBITS

(1) Amended and Restated Declaration of Trust of the Registrant, dated as of November 23, 1999. 7

(2)      (a)  Bylaws of the Registrant. 7

         (b)  Amendment No. 1 to the Registrant's Bylaws. 7

(3)      Voting trust agreement - none.

(4) Form of Plan of Reorganization and Termination is incorporated by reference to Appendix A to Part A (Combined Prospectus/Proxy Statement) of the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 22, 2002.

(5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, IV, VI, VIII and IX of the Registrant's Amended and Restated Declaration of Trust and Articles 9 and 11 of the Registrant's Bylaws.

(6)      (a)  Investment Advisor Agreement dated as of May 12, 2001 between the Registrant and AmSouth Investment Management Company, LLC ("Advisor"). 1

          (b) Investment Sub-Advisory Agreement dated May 12, 2001 between Advisor and Peachtree Asset Management. 1

          (c) Investment Sub-Advisory Agreement dated as of May 12, 2001 between Advisor and Five Points Capital Advisors, Inc. 1

(7)       (a) Distribution Agreement dated as of July 16, 1997 between the
              Registrant and BISYS Fund Services, Limited Partnership.2

          (b) Amended Schedules A, B, C and D dated November 23, 1999 to the Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership. 3

          (c) Dealer Agreement between The Winsbury Company and AmSouth Investment Services, Inc. (to be filed).

          (d) Dealer Agreement between The Winsbury Company and National Financial Services Corporation (to be filed).

          (e) Dealer Agreement between The Winsbury Company and AmSouth Bank N.A. (to be filed).

(8)      Copies of all bonus, profit sharing, pension or other similar contracts
         - none.

(9)       (a) Custodian Agreement dated as of April 17, 1997 between the
              Registrant and AmSouth Bank. 4

          (b) Amended Schedule A dated March 13, 2000 to the Custodian Agreement between Registrant and AmSouth Bank. 3

(10)      (a) Form of Distribution and Shareholder Services Plan between the
              Registrant and BISYS Funds Services, Inc.5

          (b) Multiple Class Plan for AmSouth Funds adopted by the Board of Trustees on December 6, 1995, as amended and restated as of November 23, 1999. 3

(11) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the shares being registered. 7

(12) Opinion of Kirkpatrick & Lockhart LLP regarding certain tax matters (to be filed).

(13)      (a) Transfer Agency and Shareholder Service Agreement dated as of
              November 23, 1999 between the Registrant and BISYS Fund Services, Inc. 3

          (b) Management and Administration Agreement dated as of November 23, 1999 between the Registrant and ASO Services Company and AmSouth Bank. 3

          (c) Sub-Administration Agreement dated as of November 23, 1999 between ASO Services Company and AmSouth Bank. 3

          (d) Sub-Administration Agreement dated as of November 23, 1999 between ASO Services Company and BISYS Fund Services, Inc. 3

          (e) Fund Accounting Agreement dated as of November 23, 1999 between the Registrant and ASO Services Company, Inc. 3

          (f) Shareholder Servicing Plan for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995. 6

          (g) Amended Schedule I dated March 13, 2000 to the Shareholder Servicing Plan. 3

          (h) Model Shareholder Servicing Agreement for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995. 6

(14)      Consent of Ernst & Young LLP (filed herewith).

(15)      Financial statements omitted from Part B - none.

(16)      Powers of Attorney. 7

          (a) Power of Attorney for Edward P. Farley (filed herewith)

(17)      Additional Exhibits

          (a) Proxy Card. 7

---------------

1. Incorporated by reference from the Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 28, 2001.

2. Incorporated by reference from the Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 1997.

3. Incorporated by reference from the Registrant's Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 13, 2000.

4. Incorporated by reference from the Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 3, 1997.

5. Incorporated by reference from the Registrant's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 29, 2000.

6. Incorporated by reference from the Registrant's Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 31, 1996.

7. Incorporated by reference from the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 22, 2002.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 Act, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectivness of this Registration Statement on Form N-14 under Rule 485 (b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on behalf of the Registrant, duly authorized, in the City of Washington, District of Columbia on this 25th day of April, 2002.

                                  AMSOUTH FUNDS



                                  By:   /s/ J. David Huber **
                                       ------------------------------------
                                       J. David Huber, Chairman

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                         Title                               Date
---------                         -----                               ----


/s/ J.David Huber **              Chairman                    April 25,  2002
-----------------------------
J. David Huber


/s/ John F. Calvano **            President                   April 25,  2002
-----------------------------
John F. Calvano


/s/ Charles L. Booth**            Treasurer v                 April 25,  2002
-----------------------------     and Principal Financial
Charles L. Booth                  Officer


/s/ James H. Woodward, Jr. **     Trustee                     April 25,  2002
-----------------------------
James H. Woodward, Jr.


/s/ Wendell D. Cleaver**          Trustee                     April 25,  2002
-----------------------------
Wendell D. Cleaver

/s/ Dick D. Briggs, Jr.**         Trustee                     April 25,  2002
-----------------------------
Dick D. Briggs, Jr.


/s/ Edward P. Farley**            Trustee                     April 25,  2002
-----------------------------
Edward P. Farley




**Signed by Kathy Kresch Ingber, Attorney-In-Fact pursuant to Powers of Attorney filed herewith

                                  EXHIBIT INDEX


(14)      Consent of Ernst & Young LLP

(16)      (a)     Power of Attorney.